Non-controlling Interests - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Class V Common Stock [Member]
Noncontrolling Interest [Line Items]
Common stock, shares outstanding	44,100,000
Majority Stockholder of Lux Vending LLC, BT Assets, Inc
Noncontrolling Interest [Line Items]
Number of common units issued of limited liability company	41,200,000
Number of preferred units issued of limited liability company	2,900,000
Majority Stockholder of Lux Vending LLC, BT Assets, Inc | Class V Common Stock [Member]
Noncontrolling Interest [Line Items]
Common stock, shares outstanding	44,100,000
Bit Access [Member] | Non-controlling Interest [Member]
Noncontrolling Interest [Line Items]
Non-controlling interest ownership percentage	17.86%	15.31%
BT Hold Co [Member]
Noncontrolling Interest [Line Items]
Earnout outstanding	$ 15,000,000.0
BT Hold Co [Member] | Majority Stockholder of Lux Vending LLC, BT Assets, Inc
Noncontrolling Interest [Line Items]
Preferred unit liquidation preference per share	10.00%
Preferred unit liquidation preference value	$ 29.0
BT Hold Co [Member] | Maximum [Member]
Noncontrolling Interest [Line Items]
Allocation of net income	$ 29.0
BT Hold Co [Member] | Non-controlling Interest [Member]
Noncontrolling Interest [Line Items]
Non-controlling interest ownership percentage	72.60%
Redeemable non-controlling interest, equity, fair value	$ 25.2